CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Wilshire Global Allocation Fund (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B(A)	—	*	$—

Leisure Products – 0.1%
Media Group Holdings LLC, Series H(A)(B)(C)(D)(E)	73		—	*
Media Group Holdings LLC, Series T(A)(B)(C)(D)(E)	9		1,142

			1,142

Total Consumer Discretionary - 0.1%			1,142

TOTAL COMMON STOCKS – 0.1%			$1,142

(Cost: $70,001)

AFFILIATED MUTUAL FUNDS
Ivy Apollo Strategic Income Fund, Class N	4,629		46,247
Ivy Core Equity Fund, Class N	1,830		30,456
Ivy Corporate Bond Fund, Class N	6,234		40,773
Ivy Emerging Markets Equity Fund, Class N	5,437		102,867
Ivy Global Bond Fund, Class N	2,315		22,852
Ivy Government Securities Fund, Class N	6,218		34,761
Ivy International Core Equity Fund, Class N	11,250		192,604
Ivy International Small Cap Fund, Class N	4,772		54,491
Ivy Large Cap Growth Fund, Class N	2,293		60,649
Ivy LaSalle Global Real Estate Fund, Class N	2,149		24,329
Ivy Mid Cap Growth Fund, Class N	812		23,720
Ivy Mid Cap Income Opportunities Fund, Class N	1,624		24,219
Ivy Pictet Emerging Markets Local Currency Debt Fund, Class N	3,890		34,114
Ivy Pictet Targeted Return Bond Fund, Class N	6,741		69,301
Ivy PineBridge High Yield Fund, Class N	3,546		35,032
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	2,192		24,071
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	4,401		55,756
Ivy Pzena International Value Fund, Class N	3,991		60,342
Ivy Securian Core Bond Fund, Class N	10,526		116,205
Ivy Small Cap Core Fund, Class N	1,211		22,967
Ivy Small Cap Growth Fund, Class N	488		11,155
Ivy Value Fund, Class N	4,106		98,539

TOTAL AFFILIATED MUTUAL FUNDS – 98.9%			$1,185,450

(Cost: $1,156,624)

CORPORATE DEBT SECURITIES	Principal

Consumer Discretionary

Leisure Facilities – 0.4%
Circuit of the Americas LLC, Series D, 0.000%, 10-2-23(F)	$7,285	4,251

Total Consumer Discretionary - 0.4%		4,251

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$4,251

(Cost: $6,011)

SHORT-TERM SECURITIES
Master Note - 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(G)	6,679	6,679

TOTAL SHORT-TERM SECURITIES – 0.6%		$6,679

(Cost: $6,679)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,197,522

(Cost: $1,239,315)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(119)

NET ASSETS – 100.0%		$1,197,403

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Restricted securities. At September 30, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73	$50,864	$—	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9	19,137	1,142

			$70,001	$1,142

The total value of these securities represented 0.1% of net assets at September 30, 2019.

(C)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.
(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(E)	Securities whose value was determined using significant unobservable inputs.
(F)	Zero coupon bond.
(G)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$1,142
Affiliated Mutual Funds	1,185,450	—	—
Corporate Debt Securities	—	4,251	—
Short-Term Securities	—	6,679	—

Total	$1,185,450	$10,930	$1,142

During the period ended September 30, 2019, there were no transfers in or out of Level 3.

BASIS FOR CONSOLIDATION OF THE IVY WILSHIRE GLOBAL ALLOCATION FUND

WRA ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Ivy Wilshire Global Allocation Fund (referred to as “the Fund” in this subsection). The Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2019 of the Company to the Fund (amounts in thousands).

Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Company Net Assets	Percentage of Fund Net Assets
WRA ASF III (SBP), LLC	4-9-13	4-23-13	1,197,403	1,145	0.10%

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,239,315

Gross unrealized appreciation	59,425

Gross unrealized depreciation	(101,218)

Net unrealized depreciation	$(41,793)